Net Income per Share	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Net Income per Share
Net Income per Share

12. Net Income per Share

Basic net income per share is computed using the weighted average number of the ordinary shares outstanding during the period. Options and RSUs are not considered outstanding in the computation of basic earnings per share (“EPS”). Diluted EPS is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. For the six months ended June 30, 2020 and 2021, options to purchase ordinary shares and RSUs of 0.6 million and 1.5 million were recognized as dilutive factors and included in the calculation of diluted net income per share, respectively. For the six months ended June 30, 2020 and 2021, options and RSUs which were anti-dilutive and excluded from the calculation of diluted net income per share were 1.0 million and 0.1 million, respectively. For the six months ended June 30, 2020 and 2021, 6.8 million shares convertible from the convertible debt were anti-dilutive and excluded from the calculation of diluted net income per share for both of the periods.

The following table sets forth the computation of basic and diluted net income per share for the periods presented:

	Six Months Ended June 30,
	2020	2021
	(Unaudited)
	(In thousands, except per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to Weibo's shareholders	$250,524	$130,848
Denominator:
Weighted average ordinary shares outstanding	226,535	227,936
Basic net income per share attributable to Weibo's shareholders	$1.11	$0.57

Diluted net income per share calculation:
Numerator:
Net income attributable to Weibo's shareholders for calculating diluted net income per share	$250,524	$130,848
Denominator:
Weighted average ordinary shares outstanding	226,535	227,936
Effects of dilutive securities
Stock options	76	82
Unvested restricted share units	518	1,411
Shares used in computing diluted net income per share attributable to Weibo's shareholders	227,129	229,429
Diluted net income per share attributable to Weibo's shareholders	$1.10	$0.57

12. Net Income per Share

Basic net income per share is computed using the weighted average number of the ordinary shares outstanding during the period. Options and RSUs are not considered outstanding in the computation of basic earnings per share (“EPS”). Diluted EPS is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. For the nine months ended September 30, 2020 and 2021, options to purchase ordinary shares and RSUs of 0.6 million and 1.6 million were recognized as dilutive factors and included in the calculation of diluted net income per share, respectively. For the nine months ended September 30, 2020 and 2021, options and RSUs which were anti-dilutive and excluded from the calculation of diluted net income per share were 1.0 million and 0.1 million, respectively. For the nine months ended September 30, 2020 and 2021, 6.8 million shares convertible from the convertible debt were anti-dilutive and excluded from the calculation of diluted net income per share for both of the periods.

The following table sets forth the computation of basic and diluted net income per share for the periods presented:

	Nine Months Ended September 30,
	2020	2021

	(In thousands, except per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to Weibo’s shareholders	$284,322	$312,586
Denominator:
Weighted average ordinary shares outstanding	226,728	228,185
Basic net income per share attributable to Weibo’s shareholders	$1.25	$1.37

Diluted net income per share calculation:
Numerator:
Net income attributable to Weibo’s shareholders for calculating diluted net income per share	$284,322	$312,586
Denominator:
Weighted average ordinary shares outstanding	226,728	228,185
Effects of dilutive securities
Stock options	73	85
Unvested restricted share units	551	1,495
Shares used in computing diluted net income per share attributable to Weibo’s shareholders	227,352	229,765
Diluted net income per share attributable to Weibo’s shareholders	$1.25	$1.36